PowerShares Exchange-Traded Fund Trust II

301 West Roosevelt Road

Wheaton, Illinois 60187

May 18, 2010

Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, D.C.  20549

Attention:  James O’Connor, Esq., Division of Investment Management

Re:	PowerShares Exchange-Traded Fund Trust II
(File Nos. 333-138490, 811-21977)

Dear Mr. O’Connor,

In accordance with Rule 461 of the General Rules and Regulations under the Securities Act of 1933, as amended (the “Securities Act”), PowerShares Exchange-Traded Fund Trust II (the “Company”) hereby requests that the effectiveness for Post-Effective Amendment Number 145 to the above-referenced Registration Statement on Form N-1A be accelerated to 11:00 a.m., New York time, on May 24, 2010, or as soon thereafter as practicable, but in no event later than 5:00 p.m., New York time, on May 26, 2010.  The Company hereby confirms that it is aware of its obligations under the Securities Act and the Securities Exchange Act of 1934, as amended.

Very truly yours,

By:	/s/ Bruce T. Duncan
Name:	Bruce T. Duncan
Title:	Secretary